Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivable	$ 26,634,057	$ 17,401,756
Allowance for credit losses
Total, net	$ 26,634,057	$ 17,401,756